Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Current	₩ 571,648	₩ 396,030
Non-current	650,329	580,559
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	119,010	121,757
Non-current	101,039	70,104
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	39,393	49,659
Non-current	148,673	137,201
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	5,685	17,960
Non-current	45,363	78,486
Provision for the restoration [member]
Disclosure of other provisions [line items]
Current	2,979	10,041
Non-current	196,651	197,810
Others [member]
Disclosure of other provisions [line items]
Current	404,581	196,613
Non-current	₩ 158,603	₩ 96,958